Earnings per share (Tables)	6 Months Ended
Jun. 30, 2021
Earnings per share
in	2Q21	1Q21		2Q20	6M21	6M20
Basic net income/(loss) attributable to shareholders (CHF million)
Net income/(loss) attributable to shareholders for basic earnings per share	253	(252)		1,162	1	2,476
Available for common shares	252	(252)		1,162	1	2,476
Available for mandatory convertible notes	1	–		–	–	–
Net income/(loss) attributable to shareholders for diluted earnings per share	253	(252)		1,162	1	2,476
Available for common shares	252	(252)		1,162	1	2,476
Available for mandatory convertible notes	1	–		–	–	–
Weighted-average shares outstanding (million)
For basic earnings per share available for common shares	2,453.9	2,446.6		2,473.6	2,450.3	2,469.7
Dilutive share options and warrants	0.8	0.0		2.6	0.6	2.1
Dilutive share awards	55.1	0.0		35.2	73.6	47.7
For diluted earnings per share available for common shares [1]	2,509.8	2,446.6	[2]	2,511.4	2,524.5	2,519.5
Weighted-average shares outstanding for basic/diluted earnings per share available for mandatory convertible notes	130.8	–		–	65.4	–
Earnings/(loss) per share available for common shares (CHF)
Basic earnings/(loss) per share available for common shares	0.10	(0.10)		0.47	0.00	1.00
Diluted earnings/(loss) per share available for common shares	0.10	(0.10)		0.46	0.00	0.98
1
Weighted-average potential common shares relating to instruments that were not dilutive for the respective periods (and therefore not included in the diluted earnings per share calculation above) but could potentially dilute earnings per share in the future were 9.6 million, 6.5 million, 5.3 million, 8.1 million and 4.8 million for 2Q21, 1Q21, 2Q20, 6M21 and 6M20, respectively.

2
Due to the net loss in 1Q21, 0.4 million of weighted-average share options and warrants outstanding and 92.0 million of weighted-average share awards outstanding were excluded from the diluted earnings per share calculation, as the effect would be antidilutive.